UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CQS (Hong Kong) Limited
Address: 1508 Two Exchange Square
	 8 Connaught Place, Central
	 Hong Kong, SAR, CHINA

13F File Number:  028-13133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Trehiou
Title: Director - CQS Cayman General Partner, as general partner for and on behalf of CQS Cayman Limited Partnership
Phone:     +44 1534 513007

Signature, Place, and Date of Signing:

     /s/ Gary Trehiou     St Helier, Jersey     November 14, 2008

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-13132                      CQS Cayman Limited Partnership